Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill	Goodwill consists of the following:

	As of December 31, 2021	As of December 31, 2020
Goodwill	$122,426	$123,217

Summary Of Movements In Goodwill
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Total
Balance as of January 1, 2020	$38,883	$8,073	$46,956
Additions	2,328	70,923	73,251
Impairment charges	(593)	—	(593)
Foreign currency translation adjustment	(2,677)	6,280	3,603

Balance as of December 31, 2020	$37,941	$85,276	$123,217
Goodwill adjustments for purchase price allocation of businesses acquired in prior year	—	8,255	8,255
Impairment charges	(161)	(4,053)	(4,214)
Foreign currency translation adjustment	(2,232)	(2,600)	(4,832)

Balance as of December 31, 2021	$35,548	$86,878	$122,426